Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivatives and Fair Value of Financial Instruments
Schedule of assets and liabilities measured at fair value on a recurring basis

	Balance
	December 31,
(Thousands of dollars)	2014	Level 1	Level 2	Level 3

Assets:
Available-for-sale securities-short-term investments:
Money market funds	$142,432	$142,432	$-	$-
Corporate bonds	11,015	-	11,015	-
U.S. Government agency securities	9,666	-	9,666	-
Asset backed debt securities	2,291	-	2,291	-
Collateralized mortgage obligations	1,170	-	1,170	-
U.S. Treasury securities	522	-	522	-
Trading securities-short term investments:
High yield debt securities	181,483	-	181,483	-
Equity mutual fund	82,542	82,542	-	-
Domestic equity ETF	32,651	32,651	-	-
Money market funds held in trading accounts	21,401	21,401	-	-
Emerging markets trading debt mutual fund	2,614	2,614	-	-
Other trading investments	2,779	-	2,779	-
Trading securities-other current assets:
Domestic equity securities	33,857	33,857	-	-
Foreign equity securities	6,532	6,532	-	-
Fixed income mutual funds	4,570	4,570	-	-
Other	2,676	2,405	271	-
Derivatives
Commodities (1)	6,136	6,136	-	-
Foreign currencies	1,675	-	1,675	-
Total Assets	$546,012	$335,140	$210,872	$-
Liabilities:
Derivatives:
Commodities (1)	$1,779	$1,779	$-	$-
Interest rate swaps	7,715	-	7,715	-
Foreign currencies	407	-	407	-
Total Liabilities	$9,901	$1,779	$8,122	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2014, the commodity derivatives had a margin account balance of $4,314,000 resulting in a net other current asset on the Consolidated Balance Sheets of $9,267,000 and other current liabilities of $596,000.

	Balance
	December 31,
(Thousands of dollars)	2013	Level 1	Level 2	Level 3

Assets:
Available-for-sale securities – short-term investments:
Money market funds	$88,430	$88,430	$-	$-
Corporate bonds	70,258	-	70,258	-
U.S. Government agency securities	27,147	-	27,147	-
Emerging markets debt mutual fund	16,941	16,941	-	-
Asset backed debt securities	8,477	-	8,477	-
Collateralized mortgage obligations	7,600	-	7,600	-
U.S. Treasury securities	5,223	-	5,223	-
Trading securities- short term investments:
High yield debt securities	50,428	-	50,428	-
Money market funds held in trading accounts	11,033	11,033	-	-
Emerging markets trading debt mutual fund	2,858	2,858	-	-
Other trading investments	2,254	-	2,254	-
Trading securities – other current assets:
Domestic equity securities	26,672	26,672	-	-
Foreign equity securities	9,570	7,317	2,253	-
Fixed income mutual funds	3,974	3,974	-	-
Other	5,134	3,559	1,575	-
Derivatives
Commodities (1)	2,331	2,331	-	-
Foreign currencies	2,763	-	2,763	-
Total Assets	$341,093	$163,115	$177,978	$-
Liabilities:
Derivatives:
Commodities (1)	$16,014	$15,422	$592	$-
Interest rate swaps	4,103	-	4,103	-
Foreign currencies	101	-	101	-
Total Liabilities	$20,218	$15,422	$4,796	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2013, the commodity derivatives had a margin account balance of $29,822,000 resulting in a net other current asset on the Consolidated Balance Sheets of $16,731,000 and other current liabilities of $592,000.

Schedule of amortized cost and estimated fair values of investments and long term debt

December 31,	2014		2013
(Thousands of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Short-term investments, available-for-sale	$ 167,049	$ 167,096	$ 224,314	$ 224,076
Short-term investments, trading debt securities	330,181	323,470	65,728	66,573
Long-term debt	-	-	92,177	94,578

Schedule of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income

		2014	2013
(Thousands of dollars)
Commodities	Cost of sales-products	$ 18,355	$ (17,016)
Foreign currencies	Cost of sales-products	4,302	15,801
Foreign currencies	Foreign currency gains, net	4,255	6,532
Interest rate	Miscellaneous, net	(7,988)	3,535

Schedule of fair value of each type of derivative and its location in the Consolidated Balance Sheets

(Thousands of dollars)	Asset Derivatives			Liability Derivatives

		2014	2013		2014	2013
Commodities(1)	Other current assets	$ 6,136	$ 2,331	Other current liabilities	$1,779	$16,014
Foreign currencies	Other current assets	1,675	2,763	Other current liabilities	407	101
Interest rate	Other current assets	-	-	Other current liabilities	7,715	4,103

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2014 and 2013, the commodity derivatives had a margin account balance of $4,314,000 and $29,822,000, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $9,267,000 and $16,731,000, respectively, and other current liabilities of $596,000 and $592,000 as of December 31, 2014 and 2013.